Shareholder Report, Holdings (Details) - C000257761	Mar. 31, 2026
FHLMC UMBS,08/01/2055,5.5,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FNMA REMICS,10/25/2052,4.5318996,FB
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FHLMC UMBS,09/01/2055,5.5,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FHLMC UMBS,07/01/2055,5.5,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Verus Securitization Trust,11/25/2070,5.2700004,A3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
COLT Mortgage Loan Trust,03/25/2071,5.4230004,M1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Aspire Mortgage Trust,01/25/2066,5.4039996,M1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
OBX Trust,01/25/2063,5.5580004,M1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Deephaven Residential Mortgage Trust,12/25/2070,5.7729996,M1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Santander Mortgage Asset Receivable Trust,11/25/2065,5.7999996,M1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Government
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Agency
Holdings [Line Items]
Percent of Net Asset Value	11.10%
AAA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
AA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
A
Holdings [Line Items]
Percent of Net Asset Value	12.40%
BBB
Holdings [Line Items]
Percent of Net Asset Value	31.10%
BB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Other
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Other Sec
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Non-Agency Residential Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.10%
U.S. Government and Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Non-Agency Commercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Asset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%